Deposits	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Deposits

Note 19 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

(In thousands)	December 31, 2017	December 31, 2016
Savings accounts	$8,561,718	$7,793,533
NOW, money market and other interest bearing demand deposits	10,885,967	8,012,706
Total savings, NOW, money market and other interest bearing demand deposits	19,447,685	15,806,239
Certificates of deposit:
Under $100,000	3,446,575	3,570,956
$100,000 and over	4,068,303	4,138,586
Total certificates of deposit	7,514,878	7,709,542
Total interest bearing deposits	$26,962,563	$23,515,781

A summary of certificates of deposit by maturity at December 31, 2017 follows:

(In thousands)
2018	$3,941,152
2019	1,150,663
2020	1,083,152
2021	710,484
2022	581,771
2023 and thereafter	47,656
Total certificates of deposit	$7,514,878

At December 31, 2017, the Corporation had brokered deposits amounting to $ 0.5 billion (December 31, 2016 - $ 0.6 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $4 million at December 31, 2017 (December 31, 2016 - $6 million).